Warrant Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrant Liabilities [Abstract]
Schedule of Changes in the Fair Value of the Company's Level 3 Warrant Liabilities	The table below sets forth a summary of changes in the fair value of the Company’s Level 3 warrant liabilities for the nine months ended September 30, 2024:
September 30,
2024
Balance at the beginning of the period	$833,615
Issuance of warrants	439,600
Change in fair value of warrant liabilities	(234,673)
Return of warrants	(921,422)
Balance at the end of the period	117,120
The table below sets forth a summary of changes in the fair value of the Company’s Level 3 warrant liabilities for the year ended December 31, 2023:
December 31,
2023
Balance at the beginning of the period	$-
Issuance of warrants	901,080
Change in fair value of warrant liabilities	(67,465)
Balance at the end of the period	833,615

Schedule of Significant Change in the Fair Value Measurement	The following table shows the assumptions used in the calculations:
	Expected volatility	Risk-free interest rate	Expected dividend yield	Expected life (in years)
At September 30, 2024	257%	3.58%	0%	4.19 - 4.28
At December 31, 2023	221 - 222%	4.11 - 4.25%	0%	4.94 - 4.95
The following table shows the assumptions used in the calculations:
	Expected volatility	Risk-free interest rate	Expected dividend yield	Expected life (in years)
At December 31, 2023	221 - 222%	4.11 - 4.25%	0%	4.94 - 4.95